Note 17 - Contingencies	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Contingencies Disclosure [Text Block]
17.	CONTINGENCIES

The Company, as a normal course of business, is a party to litigation matters, legal proceedings, and claims. These actions may
be in various jurisdictions and
may
involve patent protection and/or infringement. While the results of such litigations and claims cannot be predicted with certainty, the final outcome of such matters is not
expected to have a material adverse effect on its consolidated financial position or results of operations.
No
assurance can be given, however, that these matters will be resolved without the Company becoming obligated to make payments or to pay other costs to the opposing parties, with the potential for having an adverse effect on the Company’s financial position or its results of operations.
No
provision for any litigation has been provided as of
December 31, 2018
and
2017.